Offerings	Sep. 25, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes due 2029
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99902
Maximum Aggregate Offering Price	$ 1,498,530,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 221,183.03
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2034
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99708
Maximum Aggregate Offering Price	$ 1,744,890,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 257,545.77
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2054
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99719
Maximum Aggregate Offering Price	$ 1,745,082,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 257,574.18
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2064
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99615
Maximum Aggregate Offering Price	$ 1,245,187,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 183,789.68
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-277990),
in accordance with Rules 456(b) and 457(r) under the Securities Act.